UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

230 Park Ave., Suite 960, New York, NY 10169

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8869 Brecksville Road, Suite C

Brecksville Ohio 44141

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  February 28, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

TANAKA GROWTH FUND
Schedule of Investments
February 28, 2006 (Unaudited)
Shares/Principal Value		Market Value

Common Stock - 99.45%
Accident & Health Insurance - 3.19%
3,620	Aflac, Inc.	$167,425

Air Transportation, Scheduled - 1.09%
5,005	Jetblue Airways Corp. *	57,057

Biotechnology - 0.35%
521,817	Mymetics Corp. *	18,264

Electronic Components - 1.45%
3,475	Nam Tai Electronics, Inc.	76,381

Electronic & Other Electrical Equipment - 1.57%
1,640	General Electric Corp.	53,907
1,420	Helen of Troy Corp.*	28,414
		82,321

Electromedical & Electrotherapeutic Apparatus - 1.07%
3,260	Zoltek Medical Corp. *	56,268

Financial Services -0.53%
15,083	Mass Financial Corp.*	27,904

Industrial and Engineering Equipment - 6.83%
15,083	KHD Humboldt Wedag Interantional Ltd *	358,975

Miscellaneous Chemical Products 1.54%
26,820	Inksure Technologies, Inc.*	80,996

Miscellaneous Products of Petroleum & Coal - 2.49%
3,525	Headwaters, Inc. *	130,848

Pharmaceutical Preparations - 15.94%
1,635	Barr Pharmaceuticals Class A *	109,839
13,750	Bioval Corp.	346,088
1,200	Pfizer, Inc.	31,428
15,253	KV Pharmaceutical Co. Class A *	350,361
		837,716

Primary Smelting & Refining of Nonferrous Metals - 0.55%
27,365	Blue Earth Refineries, Inc. *	29,007

Radio & TV Broadcasting & Communications Equipment - 10.66%
1,090	L-3 Communications Holdings, Inc.	90,590
11,551	Safenet, Inc. *	287,851
3,854	Qualcomm, Inc.	181,755
		560,196
Radiotelephone Communications - 5.77%
5,920	NII Holdings Inc.*	303,222

Retail - Eating Places - 1.79%
3,711	BJ's Restaurants, Inc. *	94,222

Retail - Miscellaneous Shopping Goods Stores - 1.86%
3,982	Staples, Inc.	97,718

Retail - Retail Stores - 1.95%
3,949	Petsmart, Inc.	102,516

Search, Detection, Navigation, Guidance, Aeronautical Systems -3.69%
7,496	Flir Systems, Inc. *	193,697

Services-Automotive Repair, Services & Parking - 0.91%
1,320	Monro Muffler and Brake Inc.	47,758

Services-Computer Integrated Systems Design - 6.17%
10,600	Scientific Games Corp. *	324,148

Services-Computer Programming Services - 4.64%
7,363	Amdocs Ltd. *	243,863

Services-Medical Laboratories - 2.00%
6,097	Bio-Reference Labs, Inc. *	104,929

Special Industry Machinery - 12.93%
13,070	ASML Holding NV *	270,288
7,729	Novellus Systems, Inc. *	206,596
16,045	Semitool, Inc.*	202,648
		679,532
Surgical & Medical Instruments & Apparatus - 9.31%
2,890	Bard CR Inc.	189,266
2,280	China Medical Technologies, Inc.*	78,774
9,041	Kensey Nash Corp. *	221,324
		489,364
Wholesale Petroleum & Petroleum Products - 1.73%
245,630	Fuelnation, Inc.*	90,882

	Total Common Stock (Cost $3,749,278) - 100.00%	5,255,209

Money Market Funds 0.46%
24,102	Huntington Investment Fund Class A, 3.35% **	24,102
	(Cost $24,102)

	Total Investments (Cost $3,773,380) - 100.46%	5,279,311

	Liabilities in Excess of Other Assets - (0.46%)	(24,215)

	NET ASSETS - 100.00%	$5,255,096

* Non-income producing securities.
** Variable Rate Security at February 28, 2006

NOTES TO FINANCIAL STATEMENTS
TANAKA GROWTH FUND
1. SECURITY TRANSACTIONS
At February 28, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,773,380 amounted to $1,505,931 which consisted of aggregate gross unrealized appreciation of $1,881,913 and aggregate gross unrealized depreciation of $375,982.

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     April 27, 2006

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date  April 27, 2006

By    /s/ Matthew Vlahovich

*

       Matthew Vlahovich, Chief Financial Officer

Date  April 27, 2006

* Print the name and title of each signing officer under his or her signature.